Related parties (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2020		2019		2018
Research and development services received	Rs.	105	Rs.	97	Rs.	98
Sale of goods		14		23		-
Lease rentals received		1		-		-
Research and development services provided		58		103		100
Lease rentals paid		35		35		35
Catering expenses paid		344		270		178
Hotel expenses paid		22		26		49
Facility management services paid		24		-		-
Purchase of Solar power		108		-		-
Civil works		101		106		-
Contributions towards social development		233		220		238
Salaries to relatives of Key Management Personnel		7		5		1
Others		4		1		-

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the foll
ow
ing amounts due from related parties:

	As at March 31,
	2020		2019
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		68		106

The Company had the following amo
un
ts due to related parties:

		As at March 31,
		2020		2019
Due to related parties	Rs.	91	Rs.	80

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2020		2019		2018
Salaries and other benefits	Rs.	684	Rs.	668	Rs.	458
Contributions to defined contribution plans		34		35		38
Commission to directors		298		243		153
Share-based payments expense		165		99		114
	Rs.	1,181	Rs.	1,045	Rs.	763